Financial Risk Management - Maximum Credit Exposure (Detail) - KRW (₩)	Dec. 31, 2019	Dec. 31, 2018
Disclosure of credit risk exposure [line items]
Maximum credit exposure	₩ 6,178,179,000,000	₩ 6,262,329,000,000
Cash and cash equivalents [Member]
Disclosure of credit risk exposure [line items]
Maximum credit exposure	1,270,572,000,000	1,506,432,000,000
Financial instruments [member]
Disclosure of credit risk exposure [line items]
Maximum credit exposure	831,637,000,000	1,046,897,000,000
Available- for-sale financial assets [Member]
Disclosure of credit risk exposure [line items]
Maximum credit exposure	13,548,000,000	11,672,000,000
Accounts receivable - trade [member]
Disclosure of credit risk exposure [line items]
Maximum credit exposure	2,247,895,000,000	2,019,933,000,000
Loans and receivables [member]
Disclosure of credit risk exposure [line items]
Maximum credit exposure	1,663,567,000,000	1,621,938,000,000
Derivatives hedging instrument [member]
Disclosure of credit risk exposure [line items]
Maximum credit exposure	₩ 150,960,000,000	₩ 55,457,000,000